Tax-related balances (Tables)	6 Months Ended
Jun. 30, 2026
Major components of tax expense (income) [abstract]
Summary Of Tax Credit And Other Receivables Payables
A.
Tax credit and other receivables/Other payables

(In thousand Euros)	June 30, 2026	December 31, 2025
VAT receivables	4,347	1,857
Government Grant receivables	594	607
Income tax credit receivables (short term)	1,027	1,027
Income tax credit receivables (long term)	3,522	4,639
Other tax receivable	129	130
Total	9,619	8,260

(In thousand Euros)	June 30, 2026	December 31, 2025
VAT payable	3,203	2,980
Social Security payable	1,687	2,146
Personal Income Tax payable	2,511	1,804
Deferred tax liability	2,309	2,675
Total	9,710	9,605

Summary Of Income Tax Credit RecognizedIn Profit Loss
B.
Amounts recognized in profit or loss

(In thousand Euros)	June 30, 2026	June 30, 2025
Loss before Tax	(47,968)	(33,500)
Tax income (at 25%)	11,992	8,375
Unrecognized deferred tax assets on tax losses	(11,992)	(8,375)
Deductions and credits generated	(90)	1,178
Other adjustments	60	(202)
Income tax expense/(income)	(30)	976

Summary Of Information About Offset Of Unrecognized Tax losses

As of June 30, 2026 and December 31, 2025 details of unrecognized tax losses to be offset are as follows:

(In thousand Euros)	June 30, 2026	December 31, 2025
2015	47	47
2016	439	439
2017	56	56
2018	1,579	1,579
2019	3,318	3,318
2020	9,025	9,025
2021	122,456	122,456
2022	3,167	3,167
2023	41,962	41,962
2024	43,269	43,269
2025	40,759	40,759
2026	21,786	—
Total	287,863	266,077